Dreyfus Premier Worldwide Growth Fund, Inc.

Dreyfus Worldwide Growth Fund ("DWGF")

Incorporated herein by reference is the definitive version of the prospectus for DWGF filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on August 18, 2011 (SEC Accession No. 0000897569-11-000012).